Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

	Summary Compensation Table Total for PEO(1,2) ($)		Compensation Actually Paid to PEO(1,3) ($)		Average Summary Compensation Table Total for Non-PEO NEOs(1,2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1,3) ($)	Value of Initial Fixed $100 Investment Based on
Year	Hall	Zakas	Hall	Zakas			TSR(4) ($)	Peer Group TSR(4) ($)	Net Income(5) ($ in millions)	Adjusted EBITDA(6) ($ in millions)
2023	5,206,847	4,570,754	6,572,172	4,913,760	1,848,127	2,006,500	128.61	144.21	85.5	203.6
2022	4,807,096	N/A	200,868	N/A	1,248,157	405,003	102.26	111.20	76.6	195.2
2021	5,549,031	N/A	8,316,738	N/A	1,412,604	1,825,241	148.93	140.71	70.4	204.3

Named Executive Officers, Footnote	NEOs included in these columns reflect the following:

Year	PEO		Non-PEO NEOs
2023	Hall	Zakas	Messrs. Heinrichs, McAndrew, Helms and Takeuchi
2022	Hall	N/A	Ms. Zakas, Messrs. Heinrichs, Helms and Takeuchi
2021	Hall	N/A	Ms. Zakas, Messrs. Heinrichs, Helms and Takeuchi

Peer Group Issuers, Footnote	Company TSR and Peer Group TSR reflected in these columns for each applicable fiscal year are calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. Peer Group TSR for each applicable fiscal year uses the Dow Jones U.S. Building Materials & Fixtures Index as disclosed in our annual report on Form 10K for fiscal year ended 2023 pursuant to Item 201(e) of Regulation S-K. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	In accordance with Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For PRSUs with an rTSR metric, or Market Units, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under GAAP. The range of estimates used in the Monte Carlo calculations are as follows: (i) for 2023, volatility between 30.0% and 30.8% and risk-free rate between 4.9% and 5.3%; (ii) for 2022, volatility between 29.4% and 31.3% and risk-free rate between 4.0% and 4.1%; and (iii) for 2021, volatility between 27.3% and 41.3% and risk-free rate between 0.1% and 0.3%. For PRSUs with a Return on Net Assets metric, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For a discussion of the assumptions made in the valuation at grant, see Note 10 to the Consolidated Financial Statements included in our Annual Report on Form 10-K for fiscal 2023. For each fiscal year reflected, the “compensation actually paid” to the PEOs and the average “compensation actually paid” to the non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

	Hall			Zakas
	2023	2022	2021	2023
	($)	($)	($)	($)
Summary Compensation Table (“SCT”) total for PEO	5,206,847	4,807,096	5,549,031	4,570,754
Deduction for amounts reported under the “Stock Awards” column in the SCT	(2,491,167)	(2,470,487)	(2,910,266)	(2,135,843)
Deduction for amounts reported under the “Option Awards” column in the SCT	(749,993)	(643,742)	(540,491)	(212,492)
Year end fair value of equity awards granted in the year	3,767,445	1,815,901	3,703,766	1,067,456
Change in fair value of outstanding and unvested equity awards	292,419	(1,778,793)	1,257,887	75,822
Fair value as of vesting date of equity awards granted and vested in the year	—	—	—	1,429,993
Change in fair value of equity awards granted in prior years that vested in the year	546,621	(1,529,107)	1,256,811	118,070
Fair value of equity awards that failed to meet vesting conditions in the year	—	—	—	—
Value of dividends on stock awards	—	—	—	—
Compensation actually paid	6,572,172	200,868	8,316,738	4,913,760

	2023	2022	2021
	($)	($)	($)
Average Summary Compensation Table (“SCT”) total for non-PEO NEOs	1,848,127	1,248,157	1,412,604
Deduction for amounts reported under the “Stock Awards” column in the SCT	(1,022,405)	(460,326)	(532,768)
Deduction for amounts reported under the “Option Awards” column in the SCT	(123,435)	(117,947)	(103,823)
Year end fair value of equity awards granted in the year	1,113,928	332,704	602,147
Change in fair value of outstanding and unvested equity awards	35,257	(277,366)	271,233
Fair value as of vesting date of equity awards granted and vested in the year	99,995	—	—
Change in fair value of equity awards granted in prior years that vested in the year	55,034	(320,219)	175,848
Fair value of equity awards that failed to meet vesting conditions in the year	—	—	—
Value of dividends on stock awards	—	—	—
Average Compensation actually paid	2,006,500	405,003	1,825,241

Non-PEO NEO Average Total Compensation Amount	$ 1,848,127	$ 1,248,157	$ 1,412,604
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,006,500	405,003	1,825,241
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table for each applicable year.In accordance with Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For PRSUs with an rTSR metric, or Market Units, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under GAAP. The range of estimates used in the Monte Carlo calculations are as follows: (i) for 2023, volatility between 30.0% and 30.8% and risk-free rate between 4.9% and 5.3%; (ii) for 2022, volatility between 29.4% and 31.3% and risk-free rate between 4.0% and 4.1%; and (iii) for 2021, volatility between 27.3% and 41.3% and risk-free rate between 0.1% and 0.3%. For PRSUs with a Return on Net Assets metric, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For a discussion of the assumptions made in the valuation at grant, see Note 10 to the Consolidated Financial Statements included in our Annual Report on Form 10-K for fiscal 2023. For each fiscal year reflected, the “compensation actually paid” to the PEOs and the average “compensation actually paid” to the non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

	Hall			Zakas
	2023	2022	2021	2023
	($)	($)	($)	($)
Summary Compensation Table (“SCT”) total for PEO	5,206,847	4,807,096	5,549,031	4,570,754
Deduction for amounts reported under the “Stock Awards” column in the SCT	(2,491,167)	(2,470,487)	(2,910,266)	(2,135,843)
Deduction for amounts reported under the “Option Awards” column in the SCT	(749,993)	(643,742)	(540,491)	(212,492)
Year end fair value of equity awards granted in the year	3,767,445	1,815,901	3,703,766	1,067,456
Change in fair value of outstanding and unvested equity awards	292,419	(1,778,793)	1,257,887	75,822
Fair value as of vesting date of equity awards granted and vested in the year	—	—	—	1,429,993
Change in fair value of equity awards granted in prior years that vested in the year	546,621	(1,529,107)	1,256,811	118,070
Fair value of equity awards that failed to meet vesting conditions in the year	—	—	—	—
Value of dividends on stock awards	—	—	—	—
Compensation actually paid	6,572,172	200,868	8,316,738	4,913,760

	2023	2022	2021
	($)	($)	($)
Average Summary Compensation Table (“SCT”) total for non-PEO NEOs	1,848,127	1,248,157	1,412,604
Deduction for amounts reported under the “Stock Awards” column in the SCT	(1,022,405)	(460,326)	(532,768)
Deduction for amounts reported under the “Option Awards” column in the SCT	(123,435)	(117,947)	(103,823)
Year end fair value of equity awards granted in the year	1,113,928	332,704	602,147
Change in fair value of outstanding and unvested equity awards	35,257	(277,366)	271,233
Fair value as of vesting date of equity awards granted and vested in the year	99,995	—	—
Change in fair value of equity awards granted in prior years that vested in the year	55,034	(320,219)	175,848
Fair value of equity awards that failed to meet vesting conditions in the year	—	—	—
Value of dividends on stock awards	—	—	—
Average Compensation actually paid	2,006,500	405,003	1,825,241

Compensation Actually Paid vs. Total Shareholder Return	CAP VERSUS MWA TSR and DJ TSR
Compensation Actually Paid vs. Net Income	CAP VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure	CAP VERSUS ADJUSTED EBITDA
Tabular List, Table
Tabular List of Financial Performance Measures
As also required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following table lists the three financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our NEOs to Company performance for fiscal 2023. The performance measures included in this table are not ranked by relative importance.

Adjusted EBITDA
Net Sales
Free Cash Flow

Total Shareholder Return Amount	$ 128.61	102.26	148.93
Peer Group Total Shareholder Return Amount	144.21	111.20	140.71
Net Income (Loss)	$ 85,500,000	$ 76,600,000	$ 70,400,000
Company Selected Measure Amount	203,600,000	195,200,000	204,300,000
Additional 402(v) Disclosure	Amounts reflect net income calculated in accordance with GAAP as reported in our audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Zakas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,570,754
PEO Actually Paid Compensation Amount	$ 4,913,760
PEO Name	Zakas
Hall [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,206,847	$ 4,807,096	$ 5,549,031
PEO Actually Paid Compensation Amount	$ 6,572,172	$ 200,868	$ 8,316,738
PEO Name	Hall	Hall	Hall
PEO | Zakas [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,135,843)
PEO | Zakas [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(212,492)
PEO | Zakas [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,067,456
PEO | Zakas [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,822
PEO | Zakas [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,429,993
PEO | Zakas [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,070
PEO | Zakas [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Zakas [Member] | Equity Awards, Value of Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hall [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,491,167)	$ (2,470,487)	$ (2,910,266)
PEO | Hall [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(749,993)	(643,742)	(540,491)
PEO | Hall [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,767,445	1,815,901	3,703,766
PEO | Hall [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	292,419	(1,778,793)	1,257,887
PEO | Hall [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Hall [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	546,621	(1,529,107)	1,256,811
PEO | Hall [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Hall [Member] | Equity Awards, Value of Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,022,405)	(460,326)	(532,768)
Non-PEO NEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,435)	(117,947)	(103,823)
Non-PEO NEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,113,928	332,704	602,147
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,257	(277,366)	271,233
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,995	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,034	(320,219)	175,848
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0